FINANCE LEASE (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Finance Lease
Finance lease liabilities cash outflow	$ 138,450	$ 288,151	$ 162,992
Property and equipment under finance lease obtained in exchange for finance lease liabilities		$ 148,579	$ 414,155